Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Ganji) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2015 CNY (¥)	Aug. 31, 2015 USD ($)	Aug. 06, 2015 CNY (¥)	Apr. 20, 2015 CNY (¥)	Apr. 20, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Amortizable intangible assets:
Goodwill						¥ 15,903,677	$ 2,292,587	¥ 15,982,000
Total purchase price comprised of
-Cash consideration				¥ 2,527,095	$ 412,237
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Net assets acquired			¥ 78,605
Amortizable intangible assets:
Mezzanine classified noncontrolling interest		$ (14,140)	(86,507)
Goodwill			15,974,683
Deferred tax liabilities			(396,147)
Total			17,155,222
Total purchase price comprised of
-Cash consideration	¥ 2,799,890	457,640	2,799,890	¥ 2,527,095	$ 412,237
-Equity consideration			7,107,133
-Fair value of previously held equity interests	¥ 7,248,199	$ 1,184,714	7,248,199
Total			17,155,222
Falcon View Technology ("Ganji") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets			¥ 1,435,918
Total purchase price comprised of
Intangible assets, useful live			9 years 4 months 24 days
Falcon View Technology ("Ganji") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets			¥ 148,670
Total purchase price comprised of
Intangible assets, useful live			4 years 4 months 24 days